Income Taxes - Tax Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Effective Income Tax Rate Reconciliation [Line Items]
Income before taxes and share of result of equity method investments	$ 110,324	$ 81,551	$ 70,590
Amount:
Statutory tax effect	0	0	0
Total tax charge	$ 12,487	$ 4,365	$ 4,325
Percent:
Statutory tax effect	0.00%	0.00%	0.00%
Total tax charge	11.30%	5.40%	6.10%
Indonesia
Amount:
Effect of not indefinitely reinvesting profits	$ 9,490	$ 0	$ 0
Percent:
Effect of not indefinitely reinvesting profits	8.60%	0.00%	0.00%
Other foreign jurisdictions
Amount:
Other foreign jurisdictions	$ 2,997	$ 4,365	$ 4,325
Percent:
Other foreign jurisdictions	2.70%	5.40%	6.10%